Cybersecurity Risk Management, Strategy, and Governance	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Item 16K. Cybersecurity

The Company recognizes that safeguarding our proprietary clinical data and intellectual property is paramount to our business viability. Accordingly, we have integrated cybersecurity risk management into our broader enterprise risk management framework. We employ robust, multi-layered processes to assess, identify, and manage material risks from cybersecurity threats. This includes utilizing industry-standard protective measures, endpoint detection systems, and engaging third-party cybersecurity experts to conduct periodic vulnerability assessments. Furthermore, we actively monitor our information systems and require strict data security compliance from our key clinical and operational service providers (including our CROs) to mitigate third-party risks. As of December 31, 2025, we are not aware of any risks from cybersecurity threats, including previous incidents, that have materially affected or are reasonably likely to materially affect our company, including our business strategy, results of operations, or financial condition.

Governance

Our Board of Directors, executing its oversight function primarily through the Audit Committee, actively monitors risks from cybersecurity threats. Management provides periodic briefings to the Audit Committee regarding our overarching cybersecurity posture, emerging threat landscapes, and the operational efficacy of our risk mitigation protocols. Our executive management team, which includes individuals with extensive experience in technology and systems oversight (such as our CFO, Peter Lin, who holds a Master’s degree in Information Systems), is directly responsible for the daily assessment and management of cybersecurity operations and incident response readiness. These disclosures are tagged in Inline XBRL in accordance with SEC mandates.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	we have integrated cybersecurity risk management into our broader enterprise risk management framework. We employ robust, multi-layered processes to assess, identify, and manage material risks from cybersecurity threats.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our Board of Directors, executing its oversight function primarily through the Audit Committee, actively monitors risks from cybersecurity threats. Management provides periodic briefings to the Audit Committee regarding our overarching cybersecurity posture, emerging threat landscapes, and the operational efficacy of our risk mitigation protocols. Our executive management team, which includes individuals with extensive experience in technology and systems oversight (such as our CFO, Peter Lin, who holds a Master’s degree in Information Systems), is directly responsible for the daily assessment and management of cybersecurity operations and incident response readiness.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Management provides periodic briefings to the Audit Committee regarding our overarching cybersecurity posture, emerging threat landscapes, and the operational efficacy of our risk mitigation protocols.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our executive management team, which includes individuals with extensive experience in technology and systems oversight (such as our CFO, Peter Lin, who holds a Master’s degree in Information Systems), is directly responsible for the daily assessment and management of cybersecurity operations and incident response readiness.
Cybersecurity Risk Role of Management [Text Block]	Management provides periodic briefings to the Audit Committee regarding our overarching cybersecurity posture, emerging threat landscapes, and the operational efficacy of our risk mitigation protocols. Our executive management team, which includes individuals with extensive experience in technology and systems oversight (such as our CFO, Peter Lin, who holds a Master’s degree in Information Systems), is directly responsible for the daily assessment and management of cybersecurity operations and incident response readiness.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	(such as our CFO, Peter Lin, who holds a Master’s degree in Information Systems), is directly responsible for the daily assessment and management of cybersecurity operations and incident response readiness.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our executive management team, which includes individuals with extensive experience in technology and systems oversight (such as our CFO, Peter Lin, who holds a Master’s degree in Information Systems)
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Management provides periodic briefings to the Audit Committee regarding our overarching cybersecurity posture, emerging threat landscapes, and the operational efficacy of our risk mitigation protocols.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true